DERIVATIVE FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2017
DERIVATIVE FINANCIAL INSTRUMENTS
DERIVATIVE FINANCIAL INSTRUMENTS

NOTE 13 — DERIVATIVE FINANCIAL INSTRUMENTS

	2017	2016
Year ended 31 December	US$’000	US$’000
FINANCIAL ASSETS:
Current
Derivative financial instruments — commodity contracts	383	—
Non-current
Derivative financial instruments — commodity contracts	223	279
Total financial assets	606	279

FINANCIAL LIABILITIES:
Current
Derivative financial instruments — commodity contracts	5,618	4,579
Non-current
Derivative financial instruments — commodity contracts	3,728	3,215
Total financial liabilities	9,346	7,794